Unaudited Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Unaudited Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2012 and 2011 is as follows (in thousands except per share data):

	Predecessor	Successor
	Period from January 1 through February 24, 2012	Period from February 25 through March 31, 2012	Three Months Ended

			June 30, 2012	September 30, 2012	December 31, 2012
Sales	$16,687	$15,109	$145,051	$85,942	$102,833
Cost of sales	(14,598)	(13,063)	(131,272)	(70,795)	(82,859)

Gross profit	2,089	2,046	13,779	15,147	19,974
Other income, costs and expenses, net	226,408	(7,028)	(14,836)	(14,681)	(21,262)

Net income (loss)	228,497	(4,982)	(1,057)	466	(1,288)

Net income (loss) available to common stockholders	$228,383	$(5,351)	$(2,550)	$(1,507)	$(2,194)

Income (loss) per common share, basic and diluted	$228,383	$(0.06)	$(0.03)	$(0.01)	$(0.02)

	Predecessor
	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Sales	$36,574	$57,795	$53,703	$58,983
Cost of sales	(31,885)	(51,121)	(46,645)	(59,072)

Gross profit (loss)	4,689	6,674	7,058	(89)
Other income, costs and expenses, net	(15,866)	(17,759)	(46,758)	(130,837)

Net loss	(11,177)	(11,095)	(39,700)	(130,926)
Net loss attributable to William Lyon Homes	$(11,225)	$(11,171)	$(39,634)	$(131,300)

Loss per common share, basic and diluted	$(11,225)	$(11,171)	$(39,634)	$(131,300)